Schedule of Common Stock Reflected on the Balance Sheets (Details) - USD ($)	10 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
Class A common stock subject to possible redemption
Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Gross Proceeds	115,000,000
Proceeds allocated to public warrants	(5,031,474)
Proceeds allocated to shares not subject to redemption	(59)
Issuance costs related to Class A common stock	(6,263,677)
Accretion of carrying value to redemption value	13,595,210
Class A common stock subject to possible redemption	$ 117,300,000